Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax [Abstract]
Schedule of Components of Income Tax Expense

Years ended December 31,
	2014	2013

Current expense:
Federal	$—	$—
State	—	—

Deferred expense (benefit):
Federal	$—	$—
State	—	—

Total	$—	$—

Schedule of Income Tax Rate Reconciliation

	Years ended December 31,
	2014	2013

Federal income tax expense at statutory rate	$(4,162,691)	$(2,247,353)
State and local income taxes, net of federal benefit	(344,247)	(186,475)
Non-deductible expenses	239,213	4,985
Prior-period true-up	(161,018)	162,061
Research & development credit	(454,031)	(180,687)
Change in tax rate	—	32,774
Stock based compensation	135,008	—
Increase in valuation allowance	4,747,766	2,414,695
	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2013

Deferred tax assets:
Net operating loss carryforward	$8,141,857	$4,167,785
Research & development credit	961,445	424,739
Other	484,954	247,966
Valuation allowance	(9,588,256)	(4,840,490)

Deferred income taxes	$—	$—